Restricted cash and cash equivalents	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Cash and Cash Equivalents [Abstract]
Restricted cash and cash equivalents
Restricted cash and cash equivalents
Restricted cash and cash equivalents as of September 30, 2014 and December 31, 2013 consisted of the following:

	September 30, 2014	December 31, 2013
	($ in thousands)
Restricted cash securing collateralized reinsurance contracts written by the Catastrophe Reinsurer	$101,348	$93,014
Restricted cash securing credit facilities	160,618	100,563
	$261,966	$193,577

Restricted cash and cash equivalents
Restricted cash and cash equivalents as of December 31, 2013 and 2012 consisted of the following:

	December 31, 2013	December 31, 2012
	($ in thousands)
Restricted cash securing collateralized reinsurance contracts written by the Catastrophe Reinsurer	$93,014	$12,844
Restricted cash securing credit facilities	100,563	64,783
	$193,577	$77,627